Introduction, basis of presentation of the Consolidated Financial Statements and other information	6 Months Ended
Jun. 30, 2019
Intro, basis of presentation of the consolidated financial statements and other information
Introduction, basis of presentation of the consolidated financial statements and other information

1.    Introduction, basis of presentation of the interim condensed consolidated financial statements and other information

a)    Introduction

Banco Santander, S.A. (“Bank” or “Banco Santander”) is a private-law entity subject to the rules and regulations applicable to banks operating in Spain. The Bylaws and other public information of the Bank can be consulted at its registered office at Paseo de Pereda 9-12, Santander.

In addition to the operations carried on directly by it, the Bank is the head of a group of subsidiaries that engage in various business activities and which compose, together with it, Santander Group (“Group” or “Santander Group”).

b)    Basis of presentation of the interim financial statements

Under Regulation (EC) no. 1606/2002 of the European Parliament and of the Council of July 19, 2002, all companies governed by the law of an EU Member State and whose securities are admitted to trading on a regulated market of any Member State must prepare their consolidated annual accounts for the years beginning on or after January 1, 2005 in accordance with the International Financial Reporting Standards (“IFRSs”) as previously adopted by the European Union (“EU-IFRSs”). In order to adapt the accounting system of Spanish credit institutions to these standards, the Bank of Spain issued Circular 4/2004, of December 22, on Public and Confidential Financial Reporting Rules and Formats, which was repealed on January 1, 2018 by Bank of Spain Circular 4/2017, of November 27, 2017, and subsequent modifications.

The consolidated annual accounts for 2018 were approved at the board of directors meeting on February 26, 2019 in compliance with International Financial Reporting Standards as adopted by the European Union, taking into account Bank of Spain Circular 4/2017, and subsequent modifications, using the basis of consolidation, accounting policies and measurement bases described in Note 2 to the aforementioned consolidated annual accounts and, accordingly, they presented fairly the Group’s consolidated equity and consolidated financial position at December 31, 2018 and the consolidated results of its operations, and the consolidated cash flows in 2018. The aforementioned consolidated annual accounts, which are included in the Group’s Form 20-F filed with the U.S. Securities and Exchange Commission on March 26, 2019, and these interim financial statements are also in compliance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS-IASB”, and together with EU-IFRS, “IFRS”).

These interim financial statements were prepared and are presented in accordance with International Accounting Standard (“IAS”) 34, Interim Financial Reporting, for the preparation of interim condensed financial statements, in conformity with Article 12 of Royal Decree 1362/2007, and taking into account the requirements of Circular 3/2018, of June 28, of the Spanish National Securities Market Commission (“CNMV”). The aforementioned interim financial statements were included in the half-year financial report for the first semester of 2019 to be presented by the Group in accordance with the Circular 3/2018.

In accordance with IAS34, the interim financial statements are intended only to provide an update on the content of the latest consolidated annual accounts authorised for issue, focusing on new activities, events and circumstances occurring during the six-month period, and does not duplicate information previously reported in the latest consolidated annual accounts. Consequently, these interim financial statements do not include all the information that would be required for a complete set of consolidated annual accounts prepared in accordance with IFRSs and, accordingly, for a proper comprehension of the information included in these interim financial statements, they should be read together with the Group’s consolidated annual accounts for the year ended December 31, 2018.

Santander Group policies include presenting the interim financial statements for its use in the different markets using the Euro as its presentation currency. The amounts held in other currencies and the balances of entities whose functional currency is not the Euro, have been translated to the presentation currency in accordance with the criteria indicated in Note 2.a to the consolidated annual accounts for 2018. As indicated in that Note, for practical reasons, the balance sheet amount has been converted to the closing exchange rate, the equity to the historical type, and the income and expenses have been converted by applying the average exchange rate of the period; the application of such exchange rate or that corresponding to the date of each transaction does not lead to significant differences in the interim financial statements of the Group.

The accounting policies and methods used in preparing these interim financial statements are the same as those applied in the consolidated annual accounts for 2018, taking into account the standards and interpretations which came into effect for the Group in the six-month period ended June 30, 2019, which are detailed below:

-	IFRS16 Leases

On January 1, 2019, IFRS16 Leases came effective. IFRS16 establishes the principles for the recognition, measurement, presentation and breakdown of lease contracts, with the objective of ensuring reporting information that faithfully represents the lease transactions. The Group has adopted the standard, using the modified retrospective approach from January 1, 2019, not restating the comparative financial statements for 2018, as permitted under the specific transitional provisions of the standard.

The adoption of IFRS16 has led to changes in the Group's accounting policies for the recognition, measurement, presentation and breakdown of lease contracts.

The main aspects contained in the new regulations and the breakdowns relating to the impact of the adoption of IFRS16 in the Group are included below:

a) Lease accounting policy

Since January 1, 2019, leases are recognised as right-of-use assets and the corresponding liability on the date on which the leased asset is available for use by the Group. Each lease payment is allocated between the liability and the finance charge. The finance charge is allocated to the income statement during the term of the lease in such a way as to produce a constant periodic interest rate on the remaining balance of the liability for each year. The right-of-use asset is depreciated over the useful life of the asset or the lease term, whichever is shorter, on a straight-line basis.

Assets and liabilities arising from a lease are initially measured at present value. Lease liabilities include the net present value of the following lease payments:

•	Fixed payments (including essentially fixed payments), less any lease incentive receivable,
•	Variable lease payments that depend on an index or rate,
•	The amounts expected to be paid by the lessee under residual value guarantees,
•	The exercise price of a purchase option if the lessee is reasonably certain that it will exercise that option, and
•	Lease termination penalty payments, if the term of the lease reflects the lessee's exercise of that option.

Lease payments are discounted using the interest rate implicit in the lease. Given in certain situations this interest rate cannot be obtained, the discount rate used is the lessee's incremental borrowing rate at the related date. For this purpose, the entity has calculated this incremental interest rate taking as reference the listed debt instruments issued by the Group; in this regard, the Group has estimated different interest rate curves depending on the currency and economic environment in which the contracts are located.

In order to construct the incremental interest rate, a methodology has been developed at the corporate level. This methodology is based on the need for each entity to consider its economic and financial situation, for which the following factors must be considered:

•	Economic and political situation (country risk).
•	Credit risk of the company.
•	Monetary policy.
•	Volume and seniority of the company’s debt instrument issues.

The incremental interest rate is defined as the interest rate that a lessee would have to pay for borrowing, given a similar period to the duration of the lease and with similar security, the funds necessary to obtain an asset of similar value to the asset by right of use in a similar economic environment. The Group Entities have a wide stock and variety of financing instruments issued in different currencies to that of the euro (pound, dollar, etc.) that provide sufficient information to be able to determine an "all in rate" (reference rate plus adjustment for credit spread at different terms and in different currencies). In circumstances, where the leasing company has its own financing, this has been used as the starting point for determining the incremental interest rate. On the other hand, for those Group entities that do not have their own financing, the information from the financing of the consolidated subgroup to which they belong was used as the starting point for estimating the entity's curve, analysing other factors to assess whether it is necessary to make any type of negative or positive adjustment to the initially estimated credit spread.

Right-of-use assets are valued at cost which includes the following:

•	The amount of the initial measurement of the lease liability,
•	Any lease payment made at or before the start date less any lease incentive received,
•	Any initial direct costs, and
•	Restoration costs.

Payments associated with short-term leases and leases of low-value assets are recognised on a straight-line basis as an expense in the income statement. Short-term leases are leases with a lease term less than or equal to 12 months.

b) Recognised effects on the adoption of the standard

With the adoption of IFRS16, the Group recognised lease liabilities in relation to leases previously classified as "operating leases" under the principles of IAS17 Leases in force at December 31, 2018. These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee's incremental borrowing rate at January 1, 2019. At the date of first application, the weighted average discount rate was 4.5%, mainly due to the contribution of rented properties in Spain.

For leases previously classified as finance leases, the Group recognised the carrying amount of the lease asset and lease liability immediately before transition as the carrying amount of the right-of-use asset and lease liability on the initial effective date. The measurement principles in IFRS16 apply only after that date.

The Group has considered the practical expedients defined in paragraph C10 of the standard in the application of the modified retrospective method. Such application shall be made on a contract-by-contract basis and shall not provide for the application of any of the waivers on a generalised basis.

A reconciliation between the operating lease commitments at December 31, 2018 and the lease liability recognised at January 1, 2019 is detailed below:

Millions of
euros

Operating lease commitments at December 31, 2018	8,699
Amount of operating lease commitments discounted by the Group rate	6,550
(+) Liabilities under financial leases at December 31, 2018	96
(-) Short-term leases recognised as expenses on a straight-line basis	(20)
(-) Low-value leases recognised as expenses on a straight-line basis	(2)
(-) Contracts revalued as service contracts	—
(+)/(-) Adjustments resulting from different treatment of extension and termination options	556
(+)/(-) Adjustments related to changes in the index or rate affecting variable payments	—
Lease liability at January 1, 2019	7,180

As a result of the entry into force of IFRS16, the impact of the first application recorded by the Group corresponds, mainly, to the recognition of assets for right of use for an amount of EUR 6,665 million, financial liabilities for an amount of EUR 7,084 million and an negative impact on the Group's equity of EUR 391 million. The impact of the first application of IFRS16 on the ordinary capital ratio (Common Equity Tier 1 - CET 1) was -20 b.p.

- IFRIC23 Uncertainty about the treatment of income tax - applies to the determination of taxable profit or loss, tax bases, unused tax loss carry forwards, unused tax credits and tax rates when there is uncertainty about the treatment of taxes under IAS12.

- Amendment to IFRS9 Financial Instruments - allows entities to measure certain financial assets prepayable with a negative offset at amortised cost. These assets, which include some loans and debt securities, would have had to be measured at fair value through profit or loss.

In order to apply measurement at amortised cost, the negative offset must be 'reasonable compensation for early termination of the contract' and the asset must be maintained within a 'held-to-collect' business model.

- Amendment to IAS28 Investments in associates and joint ventures - the amendments clarify the accounting for long-term interests in an associate or joint venture, which are essentially part of the net investment in the associate or joint venture, but to which equity accounting is not applied. Entities must account for such interest under IFRS9 Financial Instruments before applying the allocation of losses and IAS28 impairment requirements in Investments in associates and joint ventures.

- Amendment to IAS19 Employee Benefits – clarifies the accounting of the amendments, reductions and settlements on defined benefit plans.

- Amendment to IFRS 2015-2017 introduces minor amendments to IFRS3, IFRS11, IAS12 and IAS23:

IFRS3, Business Combinations - clarifies that obtaining control of a business that is a joint venture is a business combination achieved in stages.

IFRS11, Joint Arrangements - clarifies that the party that obtains joint control of a business that is a joint venture should not reassess its previous interest in the joint venture.

IAS12, Income Taxes - clarifies that the income tax consequences of dividends on financial instruments classified as equity should be recognised according to where the past transactions or events that generated distributable profits were recognised.

IAS23, Borrowing Costs - clarifies that if a specific loan remains outstanding after the related qualifying asset is ready for sale or intended use, it becomes part of generic loans.

The application of the aforementioned amendments to accounting standards and interpretations did not have any material effects on the Group's interim financial statements.

At the date of preparation of these interim financial statements there are no standards pending adoption by the European Union which came into force on January 1, 2019.

c)    Use of critical estimates

The consolidated results and the determination of the consolidated equity are sensitive to the accounting principles and policies, valuation criteria and estimates used by the directors of the Bank in preparing the interim financial statements. The main accounting principles, policies, and valuation criteria are indicated in Note 2 of the consolidated annual accounts of the year 2018, except for those indicated in these interim financial statements due to the rules that have come into effect during the first six months of the year 2019.

The interim financial statements contain estimates made by the senior management of the Bank and of the consolidated entities in order to quantify certain of the assets, liabilities, income, expenses and obligations reported herein. These estimates, which were made on the basis of the best information available, relate mainly to the following:

1.	The income tax expense, which, in accordance with IAS34, is recognised in interim periods based on the best estimate of the weighted average tax rate expected by the Group for the full financial year;
2.

The impairment losses on certain assets – Financial assets at fair value through other comprehensive income, financial assets at amortised cost, non-current assets held for sale, investments in subsidiaries, joint ventures and associates, tangible assets and intangible assets;

3.	The assumptions used in the calculation of the post-employment benefit liabilities and commitments and other obligations;
4.	The useful life of the tangible and intangible assets;
5.	The measurement of goodwill impairment arising on consolidation;
6.	The calculation of provisions and the consideration of contingent liabilities;
7.	The fair value of certain unquoted assets and liabilities;
8.	The recoverability of deferred tax assets.

In the six-month period ended June 30, 2019 there were no significant changes in the estimates made at the 2018 year-end other than those indicated in these interim financial statements.

d)    Contingent assets and liabilities

Note 2.o to the Group's consolidated annual accounts for the year ended December 31, 2018 includes information on the contingent assets and liabilities at that date. There were no significant changes in the Group’s contingent assets and liabilities from December 31, 2018 to the date of formal preparation of these interim financial statements.

e)    Comparative information

The information for the year 2018 contained in these interim financial statements is only presented for comparison purposes with the information relating to the six-month period ended June 30, 2019, except for the effect of hyperinflation in Argentina on the six-month period ended June 30, 2018 balances in accordance with current legislation (see Note 1.h of the 2018 consolidated annual accounts).

In this respect, the segment information corresponding to the first semester of 2018 is recasted for comparative purposes, in accordance with the new organizational structure of the Group, as required by IFRS8 (Note 12).

In order to interpret the changes in the balances with respect to December 31, 2018, it is necessary to take into consideration the exchange rate effect arising from the volume of foreign currency balances held by the Group in view of its geographic diversity (Note 51.b to the consolidated annual accounts for the year ended December 31, 2018) and the impact of the appreciation/depreciation of the various currencies against the euro in the first six months of 2019: Mexican peso (3.08%), US dollar (0.62%), Brazilian real (2.14%), Argentine peso (-10.71%), Pound sterling (-0.23%), Chilean peso (2.68%) and Polish zloty (1.22%); as well as the evolution of the average exchange rates between comparable periods: Mexican peso (6.59%), US dollar (7.10%), Brazilian real (-4.76%), Argentine peso (-44.62%), Pound sterling (0.73%), Chilean peso (-2.94%) and Polish zloty (-1.68%).

f)    Seasonality of the Group’s transactions

The business activities carried on by the Group entities, and their transactions are not cyclical or seasonal in nature. Therefore, no specific disclosures are included in these explanatory notes to the interim financial statements for the six-month period ended June 30, 2019.

g)    Materiality

In determining the note disclosures to be made on the various items in the interim financial statements or other matters, the Group, in accordance with IAS 34, took into account their materiality in relation to the interim financial statements for the six-month period ended June 30, 2019.

h)    Events after the reporting period.

From July 1, 2019 until the approval date of the interim financial statements for the six-month period ended  June 30, 2019, no significant events other than those indicated in the interim financial statements have occurred.

i)    Other information

Negotiations for the withdrawal of the United Kingdom from the European Union

On June 23, 2016, the UK held a referendum on EU membership in which the majority voted in favour of leaving the EU. There remains a great deal of uncertainty about the UK's exit and its future relationship with the European Union and with regard to the UK's future trading relationship with the rest of the world.

On March 29, 2017, pursuant to Article 50(2) of the Treaty on European Union, the Prime Minister of the United Kingdom notified her intention to leave the European Union. The activation of this Article initiated a two-year negotiation period to determine the terms of the United Kingdom's exit from the European Union and the framework for the United Kingdom's future relationship with the European Union.

The Prime Minister presented to the Parliament of the United Kingdom an exit agreement that established the basic terms for the United Kingdom departure agreed with the European Union. However, the Prime Minister has not achieved a majority for the approval of the exit agreement in the House of Commons which has led her to agree to an extension of Article 50. As a result, the United Kingdom would formally leave the European Union on October 31, 2019.

After the repeated failures of the Prime Minister to approve the exit agreement in the United Kingdom Parliament, on May 24, 2019 she announced that she would resign from her positions both as Prime Minister and as leader of the Conservative party.

There is also the possibility that UK's membership in the EU will end without reaching any agreement on the terms of its future relationship. Moreover, at the date of this document, the exit agreement, which provides for a transitional period while the future relationship is being negotiated, has not been ratified by the UK parliament.

The outcome of Brexit remains uncertain; however, the UK's exit from the European Union without an agreement remains a possibility and the consensus position is that it would have a negative impact on the UK economy and its growth prospects. While it is difficult to predict the long-term effects of the UK's imminent exit from the European Union, in the short term the situation is one of economic and political uncertainty.

Santander UK is subject to significant regulation and supervision by the European Union. Although legislation has already been passed transferring EU standards to UK standards, uncertainty persists as to the legal and regulatory environments in which the Group's subsidiaries will operate in the UK when that country is no longer a member of the European Union, and the framework in which cross-border banking business will take place after Brexit.

At the operational level, the Group's UK subsidiaries and other financial institutions may no longer be able to rely on the European cross-border framework for financial services and it is not clear what the alternative regime after Brexit will be. This uncertainty and the measures taken as a result of it, as well as the new or amended rules could have a significant impact on the Group's operations, profitability and business.

The aforementioned UK political developments, together with other changes in the structure and policies of government, could lead to greater market volatility and changes in the tax, monetary and regulatory landscape in which the Group operates and could have material adverse effects on its access to capital and liquidity under acceptable conditions and, more generally, on its business, financial position and operating results. The Group's best estimate at the date of preparation of the interim financial statements has considered these circumstances in its assessment of the various affected items in the consolidated annual accounts, mainly in the recoverability of the cash-generating unit that supports Santander UK's goodwill.